Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, shares authorized		8,000,000
Ordinary share, shares issued		8,000,000
Ordinary shares, shares outstanding		8,000,000
Seed Preferred Shares
Preferred Shares, shares authorized		2,500,000
Preferred Shares, shares issued		2,500,000
Preferred Shares, shares outstanding		2,500,000
Seed Plus Preferred Shares
Preferred Shares, shares authorized		2,936,828
Preferred Shares, shares issued		2,936,828
Preferred Shares, shares outstanding		2,936,828
Series A Preferred Shares
Preferred Shares, shares authorized		2,586,522
Preferred Shares, shares issued		2,586,522
Preferred Shares, shares outstanding		2,586,522
Class A ordinary shares
Ordinary shares, shares authorized	34,227,495
Ordinary share, shares issued	34,227,495
Ordinary shares, shares outstanding	34,227,495
Class B ordinary shares
Ordinary shares, shares authorized	19,744,585
Ordinary share, shares issued	19,744,585
Ordinary shares, shares outstanding	19,744,585